Total
Focused Growth Portfolio
Focused Growth Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Focused Growth Portfolio	Class I	Class P
Management Fee	0.73%	0.73%
Service Fee	0.20%	none
Other Expenses	0.04%	0.03%
Total Annual Fund Operating Expenses	0.97%	0.76%

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if they did. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example - Focused Growth Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	99	309	536	1,190
Class P	78	243	422	942

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example No Redemption - Focused Growth Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	99	309	536	1,190
Class P	78	243	422	942

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the fiscal year ended December 31, 2019, the portfolio turnover rate was 40% of the average value of the Fund.

Principal Investment Strategies

This Fund invests primarily in domestic and foreign equity securities (including common stock and warrants) selected for their growth potential. The Fund may invest in companies of any capitalization size, from larger, well-established companies to smaller, emerging growth companies. The Fund normally focuses its investments in a core group of common stocks of companies which are prominent within their industry and which the sub-adviser believes have competitive advantages. As such, the Fund may invest in a smaller number of holdings.

The sub-adviser applies a “bottom up” approach in choosing investments in which it looks for companies with earnings growth potential that may not be recognized by the market at large.

There are no limitations on the countries in which the Fund may invest, including emerging market countries; therefore, the Fund may at times have significant foreign exposure.

The sub-adviser may sell a holding when it appreciates to a stated target, it fails to perform as expected or when other opportunities appear more attractive.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

● Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

● Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

● Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.

● Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater risk of their values going up or down rapidly or unpredictably and be more vulnerable to economic, market and industry changes than larger, more established companies.

● Small Number of Holdings Risk: Because performance is dependent on a smaller number of holdings, the Fund may be more adversely impacted by price volatility than funds with a greater number of holdings.

● Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

● Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

● Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

● Foreign Markets Risk: Exposure to a foreign market can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

● Geographic Focus Risk: If the Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

● Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

● Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

● Underlying Fund Risk: Because the Fund may serve as an underlying fund of one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q1 2012: 19.19%; Q3 2011: (17.68%)
Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Returns - Focused Growth Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	Class I (incepted October 2, 2000)	35.46%	15.72%	14.11%		Oct. 02, 2000
Class P	Class P (incepted May 2, 2011)	35.75%	15.97%		14.63%	May 02, 2011
Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	36.39%	14.63%	15.22%		Oct. 02, 2000